Condensed Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) - USD ($)	3 Months Ended				6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,351,975)	$ (34,277,251)	$ (12,402,287)	$ (62,032,076)	$ (5,883,554)	$ (41,183,419)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustment	15,537	37,710	30,697	1,031,760	43,892	(14,080)
Gain/(Loss) for defined benefit plan	21,276	(48,593)	30,473	45,373	(42,235)	(43,605)
Reclassification adjustments:
Amortization of gains on defined benefit plan	(1,672)	(21,124)	(5,287)	(18,290)	(3,351)	(10,609)
Other comprehensive income/(loss) attributable to Common Stockholders	35,141	(32,007)	55,883	1,058,843	(1,694)	(68,294)
Comprehensive loss	$ (3,316,834)	$ (34,309,258)	$ (12,346,404)	$ (60,973,233)	$ (5,885,248)	$ (41,251,713)